As Filed with the Securities and Exchange Commission on February 25, 2021
Registration Nos. 333 ‑ 103492
811 – 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre‑Effective Amendment No.
[ x ] Post-Effective Amendment No. 20

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

[ x ] Amendment No. 20

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Jennifer Wheeler
Senior Vice President and General Counsel	Vice President and Senior Counsel
American Fidelity Assurance Company	American Fidelity Assurance Company
9000 Cameron Parkway	9000 Cameron Parkway
Oklahoma City, Oklahoma 73114	Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 1, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ x] on May 1, 2021 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

AFMaxx® 457(b) Group Variable Annuity from May 1, 2021

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2021
American Fidelity Separate Account C (“Separate Account C” or the “Registrant”) is offering group annuity contracts to state and local governmental employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended.  This prospectus describes all of the material features of the policy, which is issued by American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer.
The AFMaxx® 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy.  You have 11 investment options in the annuity – the Guaranteed Interest Account, which is a fixed investment option, and 10 variable investment options, each of which corresponds with one of the following eligible portfolios:
American Funds Insurance Series® Blue Chip Income and Growth Fund International Fund BNY Mellon Stock Index Fund, Inc. BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio
The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Mid-Cap Index Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

This prospectus contains important information about the AFMaxx® 457(b) Group Variable Annuity and Separate Account C that prospective investors should know before investing.  Please keep this prospectus for future reference.
If you are a new investor in the policy, you may cancel your AFMaxx® 457(b) Group Variable Annuity within 30 days of receiving it without paying fees or penalties.  In some states, this cancellation period may be longer.  Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total policy value, whichever is greater.  You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from us.  Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Registrant electronically by sending an email request to va.help@americanfidelity.com.  You may elect to receive all future reports in paper free of charge.  You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting us, as set forth above. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.

i

The contract and certain features described in the contract may only be available in certain states.  Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.
Account value:  The value of your participant account during the accumulation phase.
Accumulation phase:  The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed).  Until a participant begins receiving annuity payments, the participant’s annuity is in the accumulation phase.
Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase.
Annuitant:  The person on whose life annuity payments are based.
Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date:  The date annuity payments begin.
Annuity options:  The pay-out methods available to select during the annuity period.
Annuity payments:  Regular income payments received from the policy during the annuity phase.
Annuity phase:  The period of time during which annuity payments are made.
Eligible portfolios:  The portfolios that serve as the Separate Account’s underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.
General account:  Our general account consists of all of our assets other than those assets allocated to all separate accounts.
Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest.
Investment options:  The eligible investment options consist of (1) the Guaranteed Interest Account, which is the fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove, or combine sub-accounts as eligible investment options.
Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.
Participant account:  The account we maintain for you as a participant, reflecting the accumulation units credited to you.
Plan:  The 457(b) eligible deferred compensation plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.
Policy:  The AFMaxx® 457(b) Group Variable Annuity.
Policyholder:  The owner of the policy, generally a state or local government employer identified on the application and to whom the policy is issued.
Policy year:  The annual period that begins on the date of issue and each anniversary of that date.  In order to determine a participant’s applicable withdrawal charges, this period begins with the participant effective date.
Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.
Purchase payment:  Money invested in the plan on behalf of a participant and allocated to a participant’s account.

Separate Account:  The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
Sub-Account:  An investment option of Separate Account C that invests its assets in shares of a corresponding eligible portfolio.
We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

TABLE OF CONTENTS

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY	1
OVERVIEW OF THE POLICY	5
FEE TABLE	7
PRINCIPAL RISKS OF INVESTING IN THE POLICY	9
GENERAL DESCRIPTION OF THE REGISTRATN, DEPOSITOR AND PORTFOLIO COMPANY	9
CHARGES	10
REVENUE SHARING ARRANGEMENTS	11
THE AFMAXX® 457(B) GROUP VARIABLE ANNUITY	11
PURCHASING AN AFMAXX® 457(B) GROUP VARIABLE ANNUITY POLICY	12
RECEIVING PAYMENTS FROM THE ANNUITY	15
SURRENDERS AND WITHDRAWALS	16
BENEFITS AVAILABLE UNDER THE POLICY	18
LOANS	19
TAXES	19
LEGAL PROCEEDINGS	21
FINANCIAL STATEMENTS	21
APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT	22

v

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES	CROSS-REFERENCE(S)
Charges for Early Withdrawals.
If you withdraw money from the Policy within the first 10 policy years, you will be assessed a withdrawal charge.  The maximum withdrawal charge will never exceed 8% of the total purchase payments.

For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.
Fee Table; Withdrawal Charge; Surrenders and Withdrawals
Transaction Charges.
Currently, there is no transfer fee for transfers between any of the investment options to which payments have been allocated; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.
Charges - Transfer Charge

Ongoing Fees and Expenses (annual charges).
The table below describes the fees and expenses that you may pay each year, depending on the options you choose.  Please refer to your policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee                Minimum                   Maximum
Base Contract
(as a percentage           1.50%                           1.75%
of average account
value only one
Contract
Class offered)

Investment
options
(Portfolio Company
fees and expenses        [   ]%                         [   ]%
as a percentage
of net asset value)

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:                            Highest Annual Cost:
            $[   ]                                                            $[   ]

Assumes:                                              Assumes:
*Investment of                                    *Investment of
   $100,000                                               $100,000
*5% annual appreciation                   *5% annual appreciation
* Least expensive                               *Most expensive
  combination of                                     combination of
  Contract Class                                      Contract Class
  and Portfolio                                          and Portfolio
  Company fees                                       Company fees
  and expenses                                         and expenses
*No sales charges                              *No sales charges
*No additional                                    *No additional
  purchase payments,                           purchase payments,
  transfers or                                          transfers or
  withdrawal                                           withdrawals

Fee Table; Charges

RISKS		CROSS-REFERENCE(S)
Risk of Loss.	You can lose money by investing in the policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment.
A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options.
An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies), that each investment option (including any fixed account investment option) will have its own risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Policy
Insurance Company Risks.
An investment in the policy is subject to the risks related to American Fidelity Insurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Insurance Company. More information about American Fidelity Insurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.
Principal Risks of Investing in the Policy
RESTRICTIONS		CROSS-REFERENCE(S)
Investments.
Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant’s or a policyholder’s direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.
We reserve the right to remove or substitute Portfolio Companies as investment options.
Purchasing an AFMaxx® 457(b) Group Variable Annuity Policy; Transfers; Substitution
Optional Benefits.	N/A	None
TAXES		CROSS-REFERENCE(S)
Tax Implications.
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy, and there is no additional tax benefit to you if the policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST		CROSS-REFERENCE(S)
Investment Professional Compensation.
This policy is sold exclusively through financial professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer, and who are compensated for selling the policy with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.
Purchasing an AFMaxx® 457(b) Group Variable Annuity Policy - Underwriter

Exchanges.
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own, and you should only exchange your policy if you determine, after comparing other features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Purchasing an AFMaxx® 457(b) Group Variable Annuity Policy - Underwriter

OVERVIEW OF THE POLICY
In this summary, we discuss some of the important features of the AFMaxx® 457(b) Group Variable Annuity policy.  Please read the entire prospectus for more detailed information about the policy and Separate Account C.  The policy is issued in connection with an eligible deferred compensation plan pursuant to Section 457(b) of the Internal Revenue Code.
In this prospectus, we describe the AFMaxx® 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy.  It is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and American Fidelity Assurance Company.  American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder.  Through the AFMaxx® 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in one or more of the sub-accounts, which are variable investment options, and the Guaranteed Interest Account, a fixed investment option.  Each of the sub-accounts invests in a corresponding eligible portfolio.
The AFMaxx® 457(b) Group Variable Annuity is designated for participants seeking long term earnings generally for retirement or other long-term purposes.  Participation in the AFMaxx® 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.  Your policy includes a basic death benefit that will pay your designated beneficiaries the policy value at the time of your death.
Like all deferred annuities, the AFMaxx® 457(b) Group Variable Annuity has two phases: the accumulation phase and the annuity phase.  During the accumulation phase, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution.  Similarly, during the annuity phase, earnings are taxed as income only upon distribution.  Annuity payments under the policy will be paid on a fixed basis only.  A qualified plan provides tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.
The annuity phase begins when the participant starts receiving regular payments under the annuity income options from his or her participant account.  If you annuitize, you will receive a stream of income payments, however, you will be unable to make withdrawals and death benefits will terminate.  Although annuity payments may be paid on a fixed basis only, the amount of the payments a participant receives during the annuity phase will depend on the amount of money invested and the performance of the selected investment options during the accumulation phase.  Annuity payments and options are discussed elsewhere in this document.
When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable.  A participant may allocate some or all of a purchase payment to one or more of the sub-accounts listed below, each of which is a variable investment option, or the Guaranteed Interest Account, which is a fixed investment option.  Additional information about each of the following portfolio companies is provided in the Appendix (see “APPENDIX: Portfolio Companies Available Under Your Contract”).
American Funds Insurance Series® – Blue Chip Income and Growth Fund
American Funds Insurance Series® – International Fund
BNY Mellon Stock Index Fund, Inc.
BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio
The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

At your direction, we will allocate your purchase payments to one or more of the sub-accounts listed above and the Guaranteed Interest Account.  Our fixed investment option, the Guaranteed Interest Account, offers a guaranteed minimum interest rate.  Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.
A participant may withdraw money from his or her participant account during the accumulation phase only, subject to the terms of the 457(b) plan, and a withdrawal charge may apply.  The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under “Surrenders and Withdrawals” below.
If your plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year.  The loan will bear interest at an annual interest rate of 5% and will be fully amortized over a term not to exceed five years, with fixed payments due monthly (see “Loan”).
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy.  Please refer to your policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options.  State premium taxes may also be deducted.

Transaction Expenses

Surrender Charge (as a percentage of the amount surrendered)	Policy Year 1 2 3 4 5 6 7 8 9 10 11+	Withdrawal Charge 8% 8% 8% 8% 8% 4% 4% 4% 4% 4% 0%
Exchange fee                                     None*
* Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.  (We also reserve the right to take into account transfers made under the automatic dollar cost averaging program and asset rebalancing in determining any transfer fee that is applicable in the future).
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio Company fees and expenses).
Annual Contract Expenses
	Current Fee	Maximum Fee
Base Contract Expenses (as a percentage of average account value)	1.50%*	1.75%
* Consists of a mortality and expense risk charge of 1.25%, an administrative charge of 0.25%, and a distribution expense charge of 0.10%. We currently charge lower fee than the maximum allowed under the policy.  The current fees and maximum fees we may charge are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the policy.  A complete list of Portfolio Companies available under the policy, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	[ ]%	[ ]%

Example
[TO BE UPDATED BY AMENDMENT]

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts.  These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$	$	$	$
If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$	$	$	$

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss.  You can lose money by investing in the policy.
Not a Short-term Investment.  The policy is not a short-term investment and is not appropriate for you if you need ready access to cash.  It is intended for retirement and long-term savings.  Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).
Risks Associated with Investment Options.  Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies).  Each investment option (including any fixed account investment option) will have its own unique risks.  You should review these investment options before making an investment decision.
Insurance Company Risk.  Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

GENERAL DESCRIPTION OF THE REGISTRANT, DEPOSITOR AND PORTFOLIO COMPANY
American Fidelity Assurance Company
We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership, through their respective trusts.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Separate Account C
We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the AFMaxx® 457(b) Group Variable Annuity.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into multiple sub-accounts.
We hold Separate Account C’s assets in our name on behalf of Separate Account C, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains, and losses (realized or unrealized) that result from Separate Account C’s assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses.  We are obligated to pay all benefits and make all payments under the AFMaxx® 457(b) Group Variable Annuity.
Portfolio Companies
When you buy an AFMaxx® 457(b) Group Variable Annuity policy, you can allocate the money you invest under the policy to one or more of Separate Account C’s sub-accounts and the Guaranteed Interest Account.  Each of the sub-accounts is a variable investment option and corresponds with one of the Portfolio Companies made available as variable investment options.  Information about each Portfolio Company, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in the Appendix to the prospectus (see “Appendix: Portfolio Companies Available Under the Contract”).

Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company, which may be amended from time to time and can be found online at [HYPERLINK].  You can also request this information at no cost by calling 1.800.662.1113 x 8840  or by sending an email request to va.help@americanfidelity.com.
Voting Rights
Although American Fidelity Assurance Company legally owns the underlying portfolios’ shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.
CHARGES
Charges and expenses that exist in connection with the policy will reduce your investment return.  You should carefully read this section for information about these expenses.
Insurance Charges
We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account.  We deduct the insurance charges when we calculate the value of the accumulation units.  The insurance charges include:
•	mortality and expense risk;
•	administrative expense; and
•	distribution expense.
Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted.  This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.
Administrative Charge.  The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio.  This charge is for all the expenses associated with the policy’s administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.
Distribution Expense Charge.  The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio.  This charge compensates us for the costs associated with distributing the policies.
Withdrawal Charge
Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the AFMaxx® 457(b) Group Variable Annuity.  The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3.  We calculate the withdrawal charge at the time of each withdrawal.  No withdrawal charge will be applied when a death benefit is paid.
Transfer Charge
Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Portfolio Expenses
In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.
Taxes
If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.
We will also deduct from the policy any income taxes that we incur as a result of the policy.  Currently, we are not making any such deductions.
REVENUE SHARING ARRANGEMENTS
We currently receive additional cash payments in connection with the portfolio companies identified below in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as “revenue sharing.”  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.
In connection with your fund purchase, we are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements, which may be terminated at any time.  We have entered into the following revenue sharing arrangements:
Company (Portfolio Company)	Revenue Sharing %
The BNY Mellon Corporation (with regard to BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio)	0.10%
The BNY Mellon Corporation (with regard to The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.)	0.15%

THE AFMAXX® 457(B) GROUP VARIABLE ANNUITY
Owning a 457(b) Group Variable Annuity Policy
The AFMaxx® 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by state and local governmental employers pursuant to Section 457(b) of the Internal Revenue Code.  American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company.  Any present or future employee of the policyholder can become a participant by investing in the policy.  Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant.  American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant.  The person upon whose life the annuity payments are based is called the annuitant.  If the annuitant dies during the accumulation phase, American Fidelity Assurance Company will pay a death benefit to the beneficiary.
Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan.  All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary
The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant’s death.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
PURCHASING AN AFMAXX® 457(B) GROUP VARIABLE ANNUITY POLICY
Purchase Payments
Money is invested in the policy when purchase payments are made.  Purchase payments can only be made during the accumulation phase.  Except for the initial purchase payment, purchase payments will be credited within one business day of receipt in our office.  Depending on the plan, the amount of a participant’s purchase payments may be increased, decreased or changed at any time.  All payment allocations must be in whole percentages.  Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount.  A participant account will not lapse even if no purchase payments are made during a policy year.
Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days.  We will contact the participant if additional information is needed to complete the application process. We reserve the right to reject any application or purchase payment.  At the time the policy is purchased, the annuitant cannot be older than 85 years old or the maximum age permitted under state law.  American Fidelity Assurance Company allocates purchase payments to each participant’s account as instructed by the policyholder, in accordance with the terms of the plan.  Subsequent purchase payments will be allocated in the same manner unless we receive other instructions.  The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.
Accumulation Units
In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit.  Every purchase payment increases the number of accumulation units in a participant’s account.  To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments.  Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.  We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account’s net assets by the number of the sub-account’s outstanding accumulation units.
The value of an accumulation unit relating to any sub-account may go up or down from day to day.  If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments.  (This is not true if a participant invests solely in the Guaranteed Interest Account.)  The value of a participant account also depends on the expenses of the policy and the underlying portfolio.
When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.  When a withdrawal is made, the number of accumulation units in the participant account will decrease.  For more information about withdrawals, see the “Withdrawals” information that appears elsewhere in this document.
The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example
On Thursday, we receive an additional purchase payment of $100 designated to a participant account.  The participant previously allocated 100% of this amount to the BNY Mellon Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the BNY Mellon Stock Index Fund is valued at $31.93.  To determine the increased value of the participant account, we divide $100 by $31.93 and credit the participant account on Thursday night with 3.13 accumulation units of the BNY Mellon Stock Index Fund sub-account.
Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
The policies are sold exclusively through financial professionals who are registered representatives of the underwriter. American Fidelity Securities, Inc.’s registered representatives are paid a base salary to serve American Fidelity Assurance Company’s existing customers and solicit new customers. They also receive a commission based on the American Fidelity Assurance Company annuity policies that they sell and premium increases. This creates the conflict in that if they do not sell new policies or obtain premium increases, they do not get paid a commission.
Investment Options
When purchase payments are made in connection with the AFMaxx® 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to one or more of Separate Account C’s sub-accounts and the Guaranteed Interest Account.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed in the Appendix (see “Appendix: Portfolio Companies Available Under the Contract”).
Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets, which could adversely affect such portfolio’s net asset value per share.
Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Substitution
We reserve the right to add or remove subaccounts as investment options. At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFMaxx® 457(b) Group Variable Annuity.  If we decide to make a substitution, we will provide notice of our intention. A substitution will not be made without prior notice to you and the prior approval of the SEC to the extent required by the Investment Company Act of 1940, as amended.
Transfers
Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant’s or a policyholder’s direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging
Automatic dollar cost averaging allows a participant to transfer an established amount of money on a monthly or quarterly basis from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as the source of a transfer.  By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation phase.  Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.
Example
Assume that you want to move $750 each quarter from one investment option to another over six quarters.  You set up automatic dollar cost averaging and purchase Accumulation Units at the following values:

Quarter	Accumulation Unit Value	Units Purchased
1	$ 7.50	100
2	$ 5.00	150
3	$10.00	75
4	$ 7.50	100
5	$ 5.00	150
6	$ 7.50	100

You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08.  By investing an equal amount of money each quarter, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high.
This example is for illustration purposes only.
Asset Rebalancing
After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift.  At the participant’s direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations.  For example, if your selected percentages specified 20% of policy value allocated to the sub-account investing in underlying portfolio company X, 70% of policy value allocated to the sub-account investing in underlying portfolio company Y, and 10% of Contract Value allocated to the sub-account investing in underlying portfolio company Z, and investment performance caused those allocations to change, we would rebalance back to those percentages.  If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year.  Asset rebalancing is only available in the accumulation phase.
Frequent Purchases and Redemptions
Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.
In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, interfund transfer requests received by facsimile, and electronic transfers through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account C.
Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity.  We must be notified of the desired annuity date at least 30 calendar days before annuity payments begin.
The earliest annuity date that may be requested for commencement of a participant’s annuity payments is 30 calendar days after a participant’s effective date.  The annuity date may not be later than the annuitant’s 85th birthday or the maximum date permitted under state law, whichever is earlier.  The annuity date may not be later than the earliest of the distribution date required by (i) federal law, (ii) the contract owner’s tax qualified plan, or (iii) if applicable, state law.  This annuity date may be changed by written request any time before the original annuity date, and at least 30 calendar days before the new annuity date.  Please read the plan for other information related to distributions.

The duration of a participant’s annuity phase will impact the amount of the participant’s monthly annuity payments.  Choosing an early annuity date may increase the duration of a participant’s annuity phase, which will decrease the amount of the participant’s monthly annuity payments.  Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.
Selecting an Annuity Option
Four annuity payment options are available under the policy.  In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 calendar days before the annuity date.  If an option is based on life expectancy, we will require proof of the payee’s date of birth.
Annuity Payments
Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due.  The participant’s adjusted account value will be applied to the applicable annuity table based on the annuity option selected.  The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied.  The guaranteed interest rate on all options is 3% compounded annually.  We may suspend, defer, or postpone annuity payments as described elsewhere in this document.
As permitted by the plan, one of the following annuity options may be chosen.  If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below.  We may make other annuity options available from time to time.  After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.
If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain
We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the annuitant’s death.

SURRENDERS AND WITHDRAWALS
If a policyholder’s plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments.  After we begin making annuity payments, no withdrawals or redemptions may be made.
Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan.  The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it.  In the event of a withdrawal, we will deduct the amount withdrawn proportionately from each of the participant’s investment options. If a participant does not want the withdrawal to come from each of his or her investment options proportionately, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept.  We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100.  Income taxes and certain restrictions may apply to any withdrawals.
A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in a participant’s account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  A participant’s request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.
Withdrawal requests received after 3:00 p.m. Central Time will be processed the next business day.  Withdrawal proceeds will be mailed within seven calendar days of the date on which we received your withdrawal request in good order.  However, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.
If you cancel your policy within 30 calendar days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more.  In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments or withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.
We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

BENEFITS AVAILABLE UNDER THE POLICY
The following table summarizes information about the benefits available under the policy.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.
Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money each quarter from one investment option to another.	Standard	None	• The minimum amount that may be transferred from an investment option is $500. • Only one investment option can be used as a source of the transfer. • Only available during the accumulation phase.
Asset Rebalancing	Allows you to have your investments rebalanced annually to your original percentage allocation selection.	Standard	None	• Transfers occur on the first day after the end of your policy year. • Only available during the accumulation phase.

Death Benefit
The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and proper written instructions.
Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

LOANS
If your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year.  The value of your policy in the Guaranteed Interest Account serves as the security for the loan.  If the loan amount exceeds the value of your policy in the Guaranteed Interest Account, we will withdraw amounts from your other sub-accounts on a pro rata basis, based on your investment allocations, and transfer such amounts to the Guaranteed Interest Account to cause the value of your policy in the Guaranteed Interest Account to be equal to the loan amount.  Amounts in the Guaranteed Interest Account earn interest daily at an annual rate equal to the guaranteed minimum interest rate described in the policy.  Except as otherwise stated below with respect to Qualified Disaster Loans, the loan cannot be more than $50,000 or one-half of the value of your policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan we will make is $1,000.  We can change this amount at our discretion.
We charge an annual interest rate of 5% on any loans that you take against your policy.  The loan will be amortized over a term not to exceed five years with fixed payments due monthly, beginning on the calendar month following the execution of the loan agreement, on the applicable payment date. You may not make withdrawals while you have an outstanding loan against your policy. You may prepay your loan at any time without penalty.
If you fail to make a loan payment within 90 calendar days after the payment due date, the loan will be in default. Upon default, the outstanding principal balance of your loan plus accrued and unpaid interest thereon will become immediately due and payable and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan principal balance plus accrued and unpaid interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines.  If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan principal and interest balance due, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.  There are special repayment guidelines available to you for personal or military leave.  If a leave of absence is anticipated, you should contact us for assistance.
Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate.  The beneficiary will receive the death benefit reduced by the loan balance.  If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.
Qualified Disaster Loans
If your employer’s plan allows, and if you are a “qualified individual,” you may receive a loan of up to $100,000 or 100% of the present value of your vested account balance.  A “qualified individual” is anyone (1) whose principal place of abode is located in a federally-declared disaster area (as defined under the Consolidated Appropriations Act of 2021 (the “CAA”)); and (2) who suffered an economic loss as a result of the qualified disaster (as defined under the CAA).  Repayment on these loans may be suspended for a period of up to one year (or until June 25, 2021, whichever is longer) if repayment on the loan normally would be due during the period beginning on the first day of the disaster period and ending 180 days from the last day of such period.  Interest on the loan must accrue during the suspension period.
For specific tax treatment regarding certain types of loans, please refer to the “Taxes” section immediately below.

TAXES
The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances.  American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “Annuity Contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Annuity Policies in General

Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs the taxation of annuities.  It generally provides that you will not be taxed on any increase in the value of your policy until a distribution occurs – either as a lump sum payment or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy. A lump sum payment received as a total surrender (total redemption) or death benefit, will be taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain annuities issued under qualified plans there may be no cost basis in the policy.

Code Section 457 Plans

Section 457(b) of the Code allows employees and independent contractors of state and local governments to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.  A plan that satisfies the requirements of Code Section 457(b) is referred to as a “457(b) Plan”.

Restrictions on Distributions

The Code limits distributions from a 457(b) Plan.  Generally, distributions may only be made upon the earliest to occur of the following distributable events:

•            a participant’s severance of employment, including retirement;

•            a participant’s death; or

•           a participant is faced with an “unforeseeable emergency” (as defined in the plan, pursuant to the Code and Treasury Regulations).

Benefits under a 457(b) Plan are also subject to the terms and conditions of the Plan regardless of the terms and conditions of the policies issued pursuant to this prospectus.  The terms of the Plan may limit the rights otherwise available under the policies.

Required Distributions

A 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code. Required minimum distributions are not required to begin until April 1 of the calendar year following the later of the participant’s retirement or the participant’s attainment of age 72.  The distributions are calculated based on the value of the participant’s account and the participant’s age.  Required Distributions may not be rolled over to another plan.

Tax Treatment of Distributions

Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax.  Taxation of a distribution may be deferred if the distribution is an Eligible Rollover Distribution and is rolled into an Eligible Retirement Plan. An Eligible Rollover Distribution is a non-periodic distributions that is not: (a) part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) a distribution that is a required minimum distribution; or (c) a distribution made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department.  An Eligible Retirement Plan is a tax qualified plan or IRA including a Code Section 403(b) plan, a 401(k) Plan, a traditional IRA and another governmental Section 457(b) plan.

Taxes will be due on the amount of any distribution as it is paid at ordinary income tax rates.
You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.
Penalty Tax on Distributions Attributed to Rollovers
Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the AFMaxx® 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59½, except by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.
Income Tax Withholding
All distributions from governmental 457(b) plans (except distributions that are rolled over to an Eligible Retirement Plan) are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code.
There is a mandatory 20% withholding for Eligible Rollover Distributions that are not directly transferred to an Eligible Retirement Plan. An Eligible Rollover Distribution that is distributed to the participant is eligible to be rolled over to an “Eligible Retirement Plan” if the rollover is completed within 60 calendar days of receipt of the eligible rollover distribution by the participant. An Eligible Rollover Distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income. Any federal income tax withheld will be applied against the participant’s federal income tax liability for the year of distribution and is available for refund. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Qualified Disaster Distributions
If your employer plan allows, and if you are a qualified individual (as defined under the Loans section above), you may be eligible to receive a “qualified disaster distribution” (a “QDD”) as defined under the CAA.  Each QDD is taxed ratably over a three-year period unless otherwise elected by the qualified individual, and it may be recontributed within three years to an eligible retirement plan.

LEGAL PROCEEDINGS
There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.
FINANCIAL STATEMENTS
Our financial statements and Separate Account C’s financial statements are included in our Statement of Additional Information.

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the policy.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at [HYPERLINK].  You can also request this information at no cost by calling 1.800.662.1113 x 8840  or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge.  Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Stock/ Income and Growth	American Funds Insurance Series® Blue Chip Income and Growth Fund Advisor: Capital Research and Management CompanySM Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%
Stock/ International Growth Fund	American Funds Insurance Series® •International Fund Advisor: Capital Research and Management CompanySM Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%
Stock/Index Fund	BNY Mellon Stock Index Fund, Inc. Advisor: BNY Mellon Investment Advisor, Inc. Index Manager: Mellon Investments Corporation (affiliate of The BNY Mellon Corporation)	[ ]%	[ ]%	[ ]%	[ ]%
Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%

Large Blend Fund	The BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Advisor: BNY Mellon Investment Advisor, Inc. Sub-Advisor: Newton Investment Management Limited (affiliate of The BNY Mellon Corporation)	[ ]%	[ ]%	[ ]%	[ ]%
Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Advisor: Vanguard VIF Balanced Portfolio: Wellington Management Company, LLP Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%
Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio Advisor: PRIMECAP Management Company Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%
Stock/ Mid-Cap Index Fund	Vanguard® Variable Insurance Fund Mid-Cap Index Portfolio Advisor: The Vanguard Group, Inc. Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%
Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Advisor: The Vanguard Group, Inc. Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%
Stock/ Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Advisor: The Vanguard Group, Inc. Sub-Advisor: None	[ ]%	[ ]%	[ ]%	[ ]%

To learn more about the variable annuity and Separate Account C, you should read our Statement of Additional Information dated May 1, 2021, as amended or supplemented, which is incorporated by reference into this Prospectus.  The Statement of Additional Information is available, without charge, upon request.  You can view a copy of the Statement of Additional Information online at [HYPERLINK] or you can request a copy by calling 1.800.662.1113 x 8840  or by sending an email request to va.help@americanfidelity.com.
Reports and other information about the Registrant are available on the Securities and Exchange Commission Website at http://www.sec.gov.  Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract No.: [C000027248]

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021

This Statement of Additional Information (“SAI”) is not a prospectus.  This SAI relates to the prospectus for the AFMaxx® 457(b) Group Variable Annuity dated the same day as the SAI.
The Prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,

call us at:	e-mail us at:
1.800.662.1113 x 8840	va.help@americanfidelity.com

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	1
NON-PRINCIPAL RISKS OF INVESTING IN THE AFMAXX® 457(B) GROUP VARIABLE ANNUITY	1
OFFERING OF THE AFMAXX® 457(B) GROUP VARIABLE ANNUITY	1
FIXED ANNUITY PAYOUT	1
UNDERWRITER	2
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
INVESTMENT CONSULTANT	2
LEGAL OPINION	2
FINANCIAL STATEMENTS	2

i

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020

GENERAL INFORMATION AND HISTORY
American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. American Fidelity Assurance Company is licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.
American Fidelity Assurance Company established Separate Account C as a separate account under Oklahoma insurance law in 2002 to hold the assets that underlie the AFMaxx® 457(b) Group Variable Annuity policies.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into multiple sub-accounts.
The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership, through their respective trusts.
NON-PRINCIPAL RISKS OF INVESTING IN THE AFMAXX® 457(B) GROUP VARIABLE ANNUITY
The non-principal risks of investing in the AFMaxx® 457(b) Group Variable Annuity are described in the prospectus.
OFFERING OF THE AFMAXX®457(B) GROUP VARIABLE ANNUITY
American Fidelity Separate Account C offers the AFMaxx®457(b) Group Variable Annuity to employers of public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.
FIXED ANNUITY PAYOUT
The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected.  The fixed annuity provides an annual guaranteed interest rate on all annuity options.

1

UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2020, 2019 and 2018 were $92,885, $85,969, and $81,727, respectively.
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is set forth in Separate Account C’s most recent report on Form N-CEN.
The financial statements of American Fidelity Separate Account C and the financial statements and schedules of American Fidelity Assurance Company included in this Statement of Additional Information have been audited by [  ], as stated in its reports appearing herein.  [  ]’s address is [  ].
[Report of Independent Registered Accounting Firm to be provided by post-effective amendment.]
INVESTMENT CONSULTANT
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the Registrant and American Fidelity Assurance Company.  Under the Investment Consultant Agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account C and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account C.  InvesTrust Consulting received $22,667, $21,079, and $19,922 for services provided to Separate Account C in 2020, 2019 and 2018, respectively.
LEGAL OPINION
McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.
FINANCIAL STATEMENTS
Following are the financial statements of Separate Account C and the financial statements and schedules of American Fidelity Assurance Company.  The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.
[Financial Statements to be provided by post-effective amendment.]

2

PART C – OTHER INFORMATION
ITEM 27. EXHIBITS
1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.  Incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.  https://www.sec.gov/Archives/edgar/data/1220781/000090933403000035/0000909334-03-000035-index.htm

3
Amended and Restated Principal Underwriter’s Agreement dated June 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.  https://www.sec.gov/Archives/edgar/data/1220781/000090933407000139/afsacex3-123106.htm

3.1
First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amended No. 17 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit31firstamendment.htm

3.2
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 11 to Form N-4 filed on April 30, 2012.  https://www.sec.gov/Archives/edgar/data/1220781/000106112812000042/exhibit3-1.htm

3.3
Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.  Incorporated by reference to Exhibit 3.3 to Registrant’s Registration Statement on Post-Effective Amended No. 17 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit33thirdamendment.htm

3.4
 Fourth Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated May 24, 2018.  Incorporated by reference to Exhibit 3.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 19 to Form N-4 filed on April 30, 2020.https://www.sec.gov/Archives/edgar/data/1220781/000106112820000033/34fourthamendment.htm

4.1
Flexible Premium Group Variable Annuity.  Incorporated by reference to Exhibit 4.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003. https://www.sec.gov/Archives/edgar/data/1220781/000090933403000217/0000909334-03-000217-index.htm

5.1
Section 457(b) Deferred Compensation Plan Participation Election Form.  Incorporated by reference to Exhibit 5.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.  https://www.sec.gov/Archives/edgar/data/1220781/000090933403000217/0000909334-03-000217-index.htm

5.2
Section 457 Group Variable Annuity Master Application.  Incorporated by reference to Exhibit 5.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.  https://www.sec.gov/Archives/edgar/data/1220781/000090933403000217/0000909334-03-000217-index.htm

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended.  Incorporated by reference to Exhibit 6.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.  https://www.sec.gov/Archives/edgar/data/1220781/000090933403000217/0000909334-03-000217-index.htm

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 6.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.  https://www.sec.gov/Archives/edgar/data/1220781/000090933403000217/0000909334-03-000217-index.htm

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/1220781/000106112815000022/exhibit8-1.htm

8.1.1
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1.1 to Registrant’s Registration Statement on Post-Effective Amended No. 17 to Form N-4 filed on April 27, 2018.  https://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit811amend1tofund.htmhttps://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit811amend1tofund.htm

8.1.2
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/1220781/000106112815000022/exhibit8_1-1.htm

8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.  Incorporated by reference to Exhibit 8.1.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/1220781/000106112815000022/exhibit8_1-2.htm

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.  Incorporated by Reference to Exhibit 8.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004. https://www.sec.gov/Archives/edgar/data/1220781/000090933404000137/sacexh83-2004.txt

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).  Incorporated by Reference to Exhibit 8.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.  https://www.sec.gov/Archives/edgar/data/1220781/000090933404000137/sac485-ex84.txt

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003. https://www.sec.gov/Archives/edgar/data/1220781/000090933403000035/0000909334-03-000035-index.htm

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.  https://www.sec.gov/Archives/edgar/data/1220781/000106112811000035/afsacexh833-2011.htm

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011. https://www.sec.gov/Archives/edgar/data/1220781/000106112811000035/afsacexh839-2011.htm

8.3.5
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as “The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]”), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as “The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.   Incorporated by reference to Exhibit 8.3.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 17 to Form N-4 filed on April 27, 2018.  https://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit835amdtofundpartagr.htm

8.3.6
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005  https://www.sec.gov/Archives/edgar/data/1220781/000090933405000094/sac-exh818.txt

8.3.7
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005  https://www.sec.gov/Archives/edgar/data/1220781/000090933405000094/sac-exh819.txt

8.3.8
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.  https://www.sec.gov/Archives/edgar/data/1220781/000090933405000123/sac-exh823.txt

8.3.9
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.  https://www.sec.gov/Archives/edgar/data/1220781/000106112811000035/afsacexh837-2011.htm

8.3.10
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.    Incorporated by reference to Exhibit 8.3.10 to Registrant’s Registration Statement on Post-Effective Amendment No. 17 to Form N-4 filed on April 27, 2018.  https://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit8310amdtoagrmt.htm

8.3.11
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.  https://www.sec.gov/Archives/edgar/data/1220781/000090933407000139/afsacex836-123106.htm

8.4
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.26 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.  https://www.sec.gov/Archives/edgar/data/1220781/000090933405000123/sac-exh826.txt

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.  https://www.sec.gov/Archives/edgar/data/1220781/000090933407000139/afsacex851-123106.htm

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.  https://www.sec.gov/Archives/edgar/data/1220781/000095012310040409/d72431exv8w5w2.htm

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.  Incorporated by reference to Exhibit 8.4.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/1220781/000106112815000022/exhibit8_4-3.htm

8.5
Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.  Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 17 to Form N-4 filed on April 27, 2018.  https://www.sec.gov/Archives/edgar/data/1220781/000106112818000047/exhibit85.htm

9*	Opinion and Consent of Counsel.
10**	Consent of Independent Registered Public Accounting Firm.
11*	Form of Initial Summary Prospectus
12*	Power of Attorney
99*	Relationship chart.
*	Filed herewith.
**	To be filed by Post-Effective Amendment.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Ronald J. Byrne 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
John Cassil 9000 Cameron Parkway Oklahoma City, OK 73114	Senior Vice President, Chief Financial Officer, Treasurer
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2209 Miramonte Court Naples, Florida 34105	Director
Theodore M. Elam 211 N. Robinson, 8th Floor Oklahoma City, OK 73102	Director
Lynn Fritz 3909 Frei Road Sebastopol, CA 95472	Director
Caroline Ikard 9000 Cameron Parkway Oklahoma City, OK 73114	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director

Jeanette Rice 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer
Henry Sohn 45B Portage Avenue Palo Alto, CA 94306	Director
Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
A relationship chart is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.
ITEM 30. INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys’ fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
(a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account B.
(b) The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Director, Vice President AML; Investment Company and Variable Contract Products Principal
Sal Cristofaro	Vice President, Chief Operations Officer; Investment Company and Variable Contract Products Principal; Introducing Broker-Dealer Financial and Operations Principal
Rafael Garcia	Director; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Chairman of the Board, Chief Executive Officer and President; Investment Company and Variable Contract Products Principal
Linda Overfield	Assistant Vice President AML, Privacy, Licensing; Investment Company and Variable Contract Products Principal
Jennifer Wheeler	Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contract Products Principal
Shirley Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c)            The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2020 were $92,885.  It received no other compensation from or on behalf of the Registrant during the year.
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
This information is included in the Registrant’s most recent report on Form N-CEN.
ITEM 33. MANAGEMENT SERVICES
Not Applicable.
ITEM 34. FEE REPRESENTATION
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.
 OTHER REPRESENTATIONS
American Fidelity Assurance Company hereby represents that it is relying upon a No‑Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP‑6‑88) and that the following provisions have been complied with:
1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on February 25, 2021.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/Ronald J.Byrne
Ronald J. Byrne, Senior Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below as of February 25, 2021.

Signature
/s/Lynn Fritz*
Gregory S. Allen, Director	Lynn Fritz, Director
/s/John M. Bendheim*
John M. Bendheim, Director	Caroline Ikard, Director
/s/Ronald J. Byrne*
Ronald J. Byrne, Senior Vice President	Paula Marshall, Director
/s/Tom J. McDaniel*
Lynda L. Cameron, Director	Tom J. McDaniel, Director
/s/William M. Cameron*	/s/Stephen M. Prescott*
William M. Cameron, Chairman of the Board and Chief Executive Officer	Stephen M. Prescott, Director
/s/John Cassil*	/s/Jeanette Rice*
John Cassil, Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	Jeanette Rice, President and Chief Operations Officer (Principal Executive Officer)
/s/Henry Sohn*
William E. Durrett, Senior Chairman of the Board and Director	Henry Sohn, Director

Charles R. Eitel, Director
/s/Theodore M. Elam*
Theodore M. Elam, Director

*By: /s/Christopher T. Kenney
Christopher T. Kenney, Attorney in fact,
pursuant to the Power of Attorney filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference
3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.
Incorporated by reference
3.2
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.
Incorporated by reference
3.3
Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.
Incorporated by reference
3.4
Fourth Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated May 24, 2018.
Incorporated by reference
4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference
5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference
5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.
Incorporated by reference
8.1.1
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.
Incorporated by reference

8.1.2	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Incorporated by reference
8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.
Incorporated by reference
8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.
Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).
Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund (d/b/a/ Dreyfus Stock Index Fund”)”) dated November 1, 2010.
Incorporated by reference
8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 13, 2012.
Incorporated by reference
8.3.5
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as “The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]”), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as “The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.
Incorporated by reference

8.3.6
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.
Incorporated by reference
8.3.7	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference
8.3.8	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference
8.3.9	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.10	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.	Incorporated by reference
8.3.11	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.4	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference
8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference
8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference
8.5	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.	Incorporated by reference
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	To be filed by post-effective amendment
11	Form of Initial Summary Prospectus	Filed herewith
12	Power of Attorney	Filed herewith
99	Relationship chart.	Filed herewith